Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 13,385	¥ 11,779	¥ 12,549
Contribution to retirement benefit scheme	1,781	1,645	1,712
Total	15,166	13,424	14,261
Vice chairman [member] | Mr. Zhang Jianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	553
Contribution to retirement benefit scheme	80
Total	633
Vice chairman [member] | Mr. Wang Dongjin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	373
Contribution to retirement benefit scheme	36
Total	409	823	774
Executive director [member] | Mr. Zhao Zhengzhang [member]
Disclosure of transactions between related parties [Line Items]
Total		159	759
Executive director [member] | Hou Qijun [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	740
Contribution to retirement benefit scheme	148
Total	888	648
Non-executive directors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,772
Total	1,772	1,159	1,713
Non-executive directors [member] | Mr. Liu Hongbin [member]
Disclosure of transactions between related parties [Line Items]
Total			679
Non-executive directors [member] | Mr. Chen Zhiwu [member]
Disclosure of transactions between related parties [Line Items]
Total			234
Non-executive directors [member] | Mr. Richard H. Matzke [member]
Disclosure of transactions between related parties [Line Items]
Total			241
Non-executive directors [member] | Mr. Lin Boqiang [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	365
Total	365	250	281
Non-executive directors [member] | Mr. Zhang Biyi [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	399
Total	399	250	278
Non-executive directors [member] | Ms. Elsie Leung Oi-sie [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	334
Total	334	220
Non-executive directors [member] | Mr. Tokuchi Tatsuhito [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	334
Total	334	226
Non-executive directors [member] | Mr. Simon Henry [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	340
Total	340	213
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	3,177
Contribution to retirement benefit scheme	343
Total	3,520	3,248	3,588
Supervisors [member] | Mr. Yao Wei [member]
Disclosure of transactions between related parties [Line Items]
Total			469
Supervisors [member] | Mr. Liu Hehe [member]
Disclosure of transactions between related parties [Line Items]
Total			352
Supervisors [member] | Mr. Yang Hua [member]
Disclosure of transactions between related parties [Line Items]
Total		250	862
Supervisors [member] | Fu Suotang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	877
Contribution to retirement benefit scheme	90
Total	967	571
Supervisors [member] | Mr. Li Jiamin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	778
Contribution to retirement benefit scheme	72
Total	850	810	707
Supervisors [member] | Mr. Liu Xianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	675
Contribution to retirement benefit scheme	68
Total	743	733	528
Supervisors [member] | Mr. Li Wendong [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	847
Contribution to retirement benefit scheme	113
Total	960	884	670
Directors and supervisors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,772
Salaries, allowances and other benefits	4,843
Contribution to retirement benefit scheme	607
Total	¥ 7,222	¥ 6,037	¥ 6,834